Fair Values for Plans by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 3,053	$ 2,657
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	237	291
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,178	1,753
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	121	118
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	252	192
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	104	189
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	161	114
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,533	1,180
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	12	13
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,324	1,004
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	94	80
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	45	11
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	18	72
Level 1 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	40
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,520	1,477
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	225	278
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	854	749
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	27	38
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	207	181
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	86	117
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	121	114
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	17,111	18,282	24,110
Pension | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	968	1,618
Pension | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	4,200	2,944
Pension | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,097	1,589
Pension | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,953	2,456
Pension | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	364	601
Pension | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	210
Pension | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,784	2,018
Pension | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,942	5,039
Pension | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,800	1,807
Pension | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	5,135	5,355
Pension | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	881	1,586
Pension | Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,300	2,469
Pension | Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	691	1,125
Pension | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	212	35
Pension | Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	51	140
Pension | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	4,892	5,116
Pension | Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	87	32
Pension | Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	900	475
Pension | Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	406	464
Pension | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,579	2,225
Pension | Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	313	461
Pension | Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	210
Pension | Level 2 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	604	1,249
Pension | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	7,084	7,811
Pension | Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	162	196
Pension | Level 3 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,784	2,018
Pension | Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,942	5,039
Pension | Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 1,196	$ 558